Note 14 - Warrants (Details) - Warrant Transactions	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2013	6,360,300	7,286,000
Issued		3,315,000
Exercised	(481,000)	(770,700)
Expired		(3,470,000)
Outstanding, November 30, 2014	5,879,300	6,360,300
Series A Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2013	3,670,000	3,720,000
Exercised	(385,000)	(50,000)
Outstanding, November 30, 2014	3,285,000	3,670,000
Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2013	96,000		96,000
Exercised	(96,000)
Outstanding, November 30, 2014			96,000
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Issued		1,815,000
Exercised		(90,700)
Outstanding, November 30, 2014	1,724,300	1,724,300
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Issued		1,500,000
Exercised		(630,000)
Outstanding, November 30, 2014	870,000	870,000
Series B Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2013		3,470,000
Expired		(3,470,000)